N-4	Mar. 22, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Mar. 22, 2024
Amendment Flag	false
C000002713 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA Global Bond Portfolio♦ Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited
Current Expenses [Percent]	21.00%
Platform Charge [Percent]	35.00%
Current Expenses + Platform Charge [Percent]	56.00%
Average Annual Total Returns, 1 Year [Percent]	505.00%
Average Annual Total Returns, 5 Years [Percent]	58.00%
Average Annual Total Returns, 10 Years [Percent]	129.00%
C000125332 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA Global Moderate Allocation Portfolio♦ Dimensional Fund Advisors LP
Current Expenses [Percent]	28.00%
Platform Charge [Percent]	35.00%
Current Expenses + Platform Charge [Percent]	63.00%
Average Annual Total Returns, 1 Year [Percent]	1472.00%
Average Annual Total Returns, 5 Years [Percent]	893.00%
Average Annual Total Returns, 10 Years [Percent]	607.00%
C000002702 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA International Small Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited
Current Expenses [Percent]	40.00%
Platform Charge [Percent]	35.00%
Current Expenses + Platform Charge [Percent]	75.00%
Average Annual Total Returns, 1 Year [Percent]	1411.00%
Average Annual Total Returns, 5 Years [Percent]	786.00%
Average Annual Total Returns, 10 Years [Percent]	489.00%
C000002703 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA International Value Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited
Current Expenses [Percent]	27.00%
Platform Charge [Percent]	35.00%
Current Expenses + Platform Charge [Percent]	62.00%
Average Annual Total Returns, 1 Year [Percent]	1786.00%
Average Annual Total Returns, 5 Years [Percent]	887.00%
Average Annual Total Returns, 10 Years [Percent]	416.00%
C000002705 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA Short-Term Fixed Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited
Current Expenses [Percent]	12.00%
Platform Charge [Percent]	35.00%
Current Expenses + Platform Charge [Percent]	47.00%
Average Annual Total Returns, 1 Year [Percent]	498.00%
Average Annual Total Returns, 5 Years [Percent]	133.00%
Average Annual Total Returns, 10 Years [Percent]	105.00%
C000002712 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA U.S. Large Value Portfolio Dimensional Fund Advisors LP
Current Expenses [Percent]	21.00%
Platform Charge [Percent]	35.00%
Current Expenses + Platform Charge [Percent]	56.00%
Average Annual Total Returns, 1 Year [Percent]	1092.00%
Average Annual Total Returns, 5 Years [Percent]	1071.00%
Average Annual Total Returns, 10 Years [Percent]	810.00%
C000002704 [Member]
Prospectus:
Portfolio Company Name [Text Block]	VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP
Current Expenses [Percent]	29.00%
Platform Charge [Percent]	35.00%
Current Expenses + Platform Charge [Percent]	64.00%
Average Annual Total Returns, 1 Year [Percent]	2003.00%
Average Annual Total Returns, 5 Years [Percent]	1540.00%
Average Annual Total Returns, 10 Years [Percent]	900.00%
C000007932 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund – Class I♦
Current Expenses [Percent]	79.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	79.00%
C000007908 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund – Class I♦
Current Expenses [Percent]	79.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	79.00%
C000021022 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Balanced Portfolio – Initial Class
Current Expenses [Percent]	44.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	44.00%
C000021050 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Consumer Discretionary Portfolio – Initial Class
Current Expenses [Percent]	61.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	61.00%
C000021005 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Contrafund® Portfolio – Initial Class
Current Expenses [Percent]	56.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	56.00%
C000057688 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Emerging Markets Portfolio – Initial Class
Current Expenses [Percent]	89.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	89.00%
C000021099 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Financials Portfolio – Initial Class
Current Expenses [Percent]	63.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	63.00%
C000139277 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Floating Rate High Income Portfolio – Initial Class †
Current Expenses [Percent]	75.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	75.00%
C000021038 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Initial Class
Current Expenses [Percent]	59.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	59.00%
C000023036 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Growth Portfolio – Initial Class
Current Expenses [Percent]	58.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	58.00%
C000021062 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Health Care Portfolio – Initial Class
Current Expenses [Percent]	59.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	59.00%
C000020975 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products High Income Portfolio – Initial Class †
Current Expenses [Percent]	77.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	77.00%
C000021074 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Industrials Portfolio – Initial Class
Current Expenses [Percent]	62.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	62.00%
C000021064 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products International Capital Appreciation Portfolio – Initial Class
Current Expenses [Percent]	78.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	78.00%
C0000210108 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Investment Grade Bond Portfolio – Initial Class
Current Expenses [Percent]	38.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	38.00%
C000021042 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Mid Cap Portfolio – Initial Class
Current Expenses [Percent]	57.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	57.00%
C000021087 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Strategic Income Portfolio – Initial Class
Current Expenses [Percent]	65.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	65.00%
C000021091 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Technology Portfolio – Initial Class
Current Expenses [Percent]	59.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	59.00%
C000021093 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Utilities Portfolio – Initial Class
Current Expenses [Percent]	61.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	61.00%